Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
OPERATING ACTIVITIES
Net loss	$ (13,965,019)	$ (12,902,175)
Adjustments to reconcile net loss to net cash used in operating activities:
Accretion of discount/amortization of financing costs	1,199,874	3,268,717
Depreciation and amortization	366,718	332,742
Stock compensation	700,715	311,211
Amortization of deferred commissions	89,281	45,503
Debt/Warrant inducement and share price adjustment	3,066,078
Changes in operating assets and liabilities:
Accounts receivable	(169,731)	(118,134)
Deferred commissions	(199,538)	(83,958)
Prepaid expenses	77,741	(40,160)
Accounts payable	150,889	368,290
Accrued compensation	21,413	17,090
Accrued interest	1,508,880	1,034,664
Deferred revenue	687,140	162,985
Accrued rent	33,264	58,813
Net cash used in operating activities	(6,432,295)	(7,544,412)
INVESTING ACTIVITIES
Purchase of fixed assets	(80,379)	(426,848)
Net cash used in investing activities	(80,379)	(426,848)
FINANCING ACTIVITIES
Proceeds from issuance of notes and warrants	6,703,499	8,200,980
Repayment of notes	(1,000,000)	0
Issuance of shares, net of costs	1,197,550	0
Proceeds from exercise of options	24,000
Payments of Debt Issuance Costs	(253,252)	(228,550)
Repayment of bank borrowings	(91,537)	(147,367)
Proceeds from bank borrowing		153,085
Net cash provided by financing activities	6,580,260	7,978,148
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	67,586	6,888
CASH AND CASH EQUIVALENTS
Beginning of period	82,969	76,081
End of period	150,555	82,969
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION
Cash paid for interest	142,968	65,037
NONCASH FINANCING TRANSACTIONS
Conversion of debt into equity	11,063,817
Debt issuance costs in exchange for notes and warrants	267,402
Conversion of accrued interest to note payable	$ 43,332